Bank Loans - Schedule of Loans (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 CNY (¥)
Debt Instrument [Line Items]
Total short-term loan	$ 11,675,074	$ 11,150,159	$ 21,232,855	¥ 65,350,000	$ 18,088,582	¥ 62,700,000
Total long-term loan	614,476	763,934	4,792,910		5,958,684
Heng Sang Bank [Member]
Debt Instrument [Line Items]
Total short-term loan	$ 82,610	$ 169,725	$ 644,356		$ 1,323,857
Issuance Date	Dec. 01, 2020	Jan. 12, 2020
Expiration Date	Dec. 01, 2025	Jan. 12, 2025
Interest	2.25%	2.75%	2.25%	2.25%	2.75%	2.75%
Reclassification of short term loan to long term loan [Member]
Debt Instrument [Line Items]
Total short-term loan		$ (83,464)			$ (651,023)
Issuance Date	Dec. 01, 2020	Jan. 12, 2020
Expiration Date	Dec. 01, 2025	Jan. 12, 2025
Interest	2.25%	2.75%	2.25%	2.25%	2.75%	2.75%
Heng Sang Bank [Member]
Debt Instrument [Line Items]
Total short-term loan	$ 181,652	$ 118,780	$ 1,416,883		$ 926,485
Issuance Date	Oct. 22, 2024	Feb. 11, 2023
Expiration Date	Feb. 19, 2025	Jan. 03, 2024
Interest	3.08%	3.08%	3.08%	3.08%	3.08%	3.08%
Heng Sang Bank [Member]
Debt Instrument [Line Items]
Total short-term loan	$ 275,015	$ 121,517	$ 2,145,115		$ 947,832
Issuance Date	Oct. 30, 2024	Mar. 11, 2023
Expiration Date	Feb. 27, 2025	Feb. 03, 2024
Interest	3.08%	3.08%	3.08%	3.08%	3.08%	3.08%
Heng Sang Bank [Member]
Debt Instrument [Line Items]
Total short-term loan	$ 146,897	$ 116,849	$ 1,145,800		$ 911,426
Issuance Date	Nov. 06, 2024	Nov. 23, 2023
Expiration Date	Mar. 06, 2025	Mar. 22, 2024
Interest	3.08%	3.08%	3.08%	3.08%	3.08%	3.08%
Heng Sang Bank [Member]
Debt Instrument [Line Items]
Total short-term loan	$ 168,109	$ 461,454	$ 1,311,254		$ 3,599,343
Issuance Date	Dec. 04, 2024	Jun. 10, 2022
Expiration Date	Apr. 03, 2025	Jun. 10, 2032
Interest	3.08%	2.88%	3.08%	3.08%	2.88%	2.88%
Heng Sang Bank [Member]
Debt Instrument [Line Items]
Total short-term loan	$ 198,165		$ 1,545,684
Issuance Date	Dec. 17, 2024
Expiration Date	Apr. 16, 2025
Interest	3.08%		3.08%	3.08%
Heng Sang Bank [Member]
Debt Instrument [Line Items]
Total short-term loan	$ 91,090		$ 710,498
Issuance Date	Dec. 18, 2024
Expiration Date	Apr. 17, 2025
Interest	3.08%		3.08%	3.08%
Heng Sang Bank [Member]
Debt Instrument [Line Items]
Total short-term loan	$ 416,243		$ 3,246,694
Issuance Date	Oct. 06, 2022
Expiration Date	Oct. 06, 2032
Interest	2.25%		2.25%	2.25%
Reclassification of short term loan to long term loan [Member]
Debt Instrument [Line Items]
Total short-term loan	$ (368,605)	$ (417,537)	$ (2,875,119)		$ (3,256,789)
Issuance Date	Oct. 06, 2022	Jun. 10, 2022
Expiration Date	Oct. 06, 2032	Jun. 10, 2032
Interest	2.25%	2.88%	2.25%	2.25%	2.88%	2.88%
Industrial and Commercial Bank of China (Asia) Limited [Member]
Debt Instrument [Line Items]
Total short-term loan	$ 320,513	$ 256,410	$ 2,500,000		$ 2,000,000
Issuance Date	Aug. 23, 2024	Jun. 26, 2023
Expiration Date	Aug. 22, 2025	Jun. 25, 2024
Interest	2.70%	2.70%	2.70%	2.70%	2.70%	2.70%
Industrial and Commercial Bank of China (Asia) Limited [Member]
Debt Instrument [Line Items]
Total short-term loan	$ 769,231	$ 256,410	$ 6,000,000		$ 2,000,000
Issuance Date	Sep. 27, 2024	Nov. 07, 2023
Expiration Date	Sep. 26, 2025	Oct. 07, 2024
Interest	2.70%	2.70%	2.70%	2.70%	2.70%	2.70%
Industrial and Commercial Bank of China (Asia) Limited [Member]
Debt Instrument [Line Items]
Total short-term loan	$ 91,881	$ 256,410	$ 716,668		$ 2,000,000
Issuance Date	Nov. 13, 2024	Mar. 08, 2023
Expiration Date	Mar. 13, 2025	Feb. 08, 2024
Interest	2.25%	2.70%	2.25%	2.25%	2.70%	2.70%
Industrial and Commercial Bank of China (Asia) Limited [Member]
Debt Instrument [Line Items]
Total short-term loan	$ 320,513	$ 384,615	$ 2,500,000		$ 3,000,000
Issuance Date	Nov. 15, 2024	Mar. 08, 2023
Expiration Date	Nov. 14, 2025	Feb. 08, 2024
Interest	2.70%	2.00%	2.70%	2.70%	2.00%	2.00%
Industrial and Commercial Bank of China (Asia) Limited [Member]
Debt Instrument [Line Items]
Total short-term loan	$ 274,720	$ 128,205	$ 2,142,813		$ 1,000,000
Issuance Date	Sep. 03, 2012	Sep. 27, 2023
Expiration Date	Sep. 03, 2032	Sep. 26, 2024
Interest	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%
Reclassification of short term loan to long term loan [Member]
Debt Instrument [Line Items]
Total short-term loan	$ (245,871)	$ (262,932)	$ (1,917,791)		$ (2,050,871)
Issuance Date	Sep. 03, 2012	Mar. 09, 2012
Expiration Date	Sep. 03, 2032	Mar. 09, 2032
Interest	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%
Bank of China [Member]
Debt Instrument [Line Items]
Total short-term loan	$ 1,143,945	$ 1,239,454		¥ 8,350,000		¥ 8,800,000
Issuance Date	Sep. 06, 2024	Jan. 11, 2023
Expiration Date	Sep. 06, 2025	Jan. 11, 2024
Interest	3.20%	3.45%	3.20%	3.20%	3.45%	3.45%
Bank of Taian [Member]
Debt Instrument [Line Items]
Total short-term loan	$ 1,369,994	$ 14,085		¥ 10,000,000		¥ 100,000
Issuance Date	Jun. 13, 2024	Jun. 14, 2023
Expiration Date	Jun. 11, 2025	Nov. 06, 2024
Interest	3.45%	4.05%	3.45%	3.45%	4.05%	4.05%
China Everbright Bank [Member]
Debt Instrument [Line Items]
Total short-term loan	$ 1,095,995	$ 1,126,776		¥ 8,000,000		¥ 8,000,000
Issuance Date	Jan. 26, 2024	Jun. 02, 2023
Expiration Date	Jan. 26, 2025	Jan. 30, 2024
Interest	3.60%	3.90%	3.60%	3.60%	3.90%	3.90%
Bank of Communications [Member]
Debt Instrument [Line Items]
Total short-term loan	$ 684,997	$ 704,235		¥ 5,000,000		¥ 5,000,000
Issuance Date	May 24, 2024	May 19, 2023
Expiration Date	May 24, 2025	May 17, 2024
Interest	3.70%	3.80%	3.70%	3.70%	3.80%	3.80%
Industrial Bank Co., Ltd. [Member]
Debt Instrument [Line Items]
Total short-term loan	$ 1,095,995	$ 1,126,776		¥ 8,000,000		¥ 8,000,000
Issuance Date	Oct. 31, 2024	Nov. 12, 2023
Expiration Date	Oct. 30, 2025	Oct. 12, 2024
Interest	3.30%	3.70%	3.30%	3.30%	3.70%	3.70%
Postal Savings Bank of China [Member]
Debt Instrument [Line Items]
Total short-term loan	$ 684,997	$ 704,235		¥ 5,000,000		¥ 5,000,000
Issuance Date	Sep. 09, 2024	Oct. 08, 2023
Expiration Date	Sep. 08, 2025	Sep. 08, 2024
Interest	3.52%	4.00%	3.52%	3.52%	4.00%	4.00%
Bank of Qingdao [Member]
Debt Instrument [Line Items]
Total short-term loan	$ 1,095,995	$ 704,235		¥ 8,000,000		¥ 5,000,000
Issuance Date	Sep. 03, 2024	Aug. 28, 2023
Expiration Date	Aug. 29, 2025	Aug. 25, 2024
Interest	3.75%	3.85%	3.75%	3.75%	3.85%	3.85%
Shandong Feicheng Rural Commercial Bank Co., Ltd [Member]
Debt Instrument [Line Items]
Total short-term loan	$ 1,780,993	$ 676,066		¥ 13,000,000		¥ 4,800,000
Issuance Date	May 20, 2024	Nov. 01, 2023
Expiration Date	May 12, 2025	May 14, 2024
Interest	3.45%	3.85%	3.45%	3.45%	3.85%	3.85%
Industrial and Commercial Bank of China (Asia) Limited [Member]
Debt Instrument [Line Items]
Total short-term loan		$ 128,205			$ 1,000,000
Issuance Date		Sep. 27, 2023
Expiration Date		Sep. 26, 2024
Interest		2.00%			2.00%	2.00%
Industrial and Commercial Bank of China (Asia) Limited [Member]
Debt Instrument [Line Items]
Total short-term loan		$ 107,425			$ 837,915
Issuance Date		Oct. 10, 2023
Expiration Date		Jul. 02, 2024
Interest		2.00%			2.00%	2.00%
Industrial and Commercial Bank of China (Asia) Limited [Member]
Debt Instrument [Line Items]
Total short-term loan		$ 115,567			$ 901,422
Issuance Date		Oct. 18, 2023
Expiration Date		Feb. 15, 2024
Interest		2.00%			2.00%	2.00%
Industrial and Commercial Bank of China (Asia) Limited [Member]
Debt Instrument [Line Items]
Total short-term loan		$ 160,083			$ 1,248,644
Issuance Date		Dec. 13, 2023
Expiration Date		Nov. 04, 2024
Interest		2.00%			2.00%	2.00%
Industrial and Commercial Bank of China (Asia) Limited [Member]
Debt Instrument [Line Items]
Total short-term loan		$ 301,326			$ 2,350,341
Issuance Date		Mar. 09, 2012
Expiration Date		Mar. 09, 2032
Interest		2.00%			2.00%	2.00%
Bank of Taian [Member]
Debt Instrument [Line Items]
Total short-term loan		$ 1,394,386				¥ 9,900,000
Issuance Date		Jun. 14, 2023
Expiration Date		Nov. 06, 2024
Interest		4.05%			4.05%	4.05%
Shandong Feicheng Rural Commercial Bank Co., Ltd [Member]
Debt Instrument [Line Items]
Total short-term loan		$ 570,431				¥ 4,050,000
Issuance Date		May 13, 2022
Expiration Date		Oct. 05, 2024
Interest		3.85%			3.85%	3.85%
Shandong Feicheng Rural Commercial Bank Co., Ltd [Member]
Debt Instrument [Line Items]
Total short-term loan		$ 570,431				¥ 4,050,000
Issuance Date		May 13, 2022
Expiration Date		Oct. 05, 2024
Interest		3.85%			3.85%	3.85%